Stock-based Compensation (Details 4)	Dec. 31, 2015 shares
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan	38,205,971
Reserved for Conversion [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan	29,692,068
Common Stock Options Outstanding [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan	3,243,041
Authorized for future grant or issuance under the Stock Plan [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan	2,970,012
Unvested restricted stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan	2,300,850